INCOME TAX - Effect of the current and deferred taxes in each component of other comprehensive income in equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Gains (losses) on hedges items in foreign operations before tax	$ (6,675,329)
Net (losses) gain on hedges of net investments in foreign operations - Hedged items	(6,675,329)	$ 2,565,637	$ 883,022
Net (losses) gain on hedges of net investments in foreign operations - Hedging derivative instrument	4,051,499	(403,983)	(1,034,816)
Net (losses) gain on hedges of net investments in foreign operations - Hedging non-derivative instrument	2,549,821	(1,198,919)	(366,195)
Cash flow hedges	(2,396)	7,980	832
Foreign currency translation differences from unhedged foreign operations	1,356,213	(180,798)	(548,706)
Unrealized (losses) gains on securities at FVOCI - Debt financial instruments	(2,187,495)	(1,346,315)	172,906
Investments in associates and joint ventures	81,730	(846)	13,059
Total other comprehensive income that will be reclassified to profit or loss, before tax	(825,957)	(557,244)	(879,898)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
Tax (expense) income - Hedging of net investments in foreign subsidiaries operations, deferred	(3,264)	(2,292)	(563)
Tax (expense) income - Hedging derivatives in foreign currency		275,834	310,445
Current tax (expense) income - Hedging derivatives in foreign currency	(700,522)
Deferred tax (expense) income - Hedging derivatives in foreign currency	(818,130)
Current tax (expense) income - Hedging financial liabilities in foreign currency	(337,996)
Deferred tax (expense) income - Hedging financial liabilities in foreign currency	(586,846)	476,463	110,668
Tax (expense) income - Cash flow hedges, deferred	2,543	(3,382)	641
Tax (expense) income - Foreign currency translation differences for foreign operations, deferred	(24,593)	(14,946)	11,484
Tax (expense) income - Debt financial instruments, deferred	545,791	357,814	(869)
Tax (expense) income - Investment in associates and joint ventures	(3,054)		(22,085)
Current tax (expense) income - Investment in associates and joint ventures			42,284
Deferred tax (expense) income - Investment in associates and joint ventures		(228)
Total income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(1,926,071)	1,089,263	452,005
Current income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(1,038,518)		42,284
Deferred income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(887,553)	1,089,263	409,721
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Net gain (loss) on hedges of net investments in foreign operations - Foreign currency translation differences from hedged foreign operations	(6,678,593)	2,563,345	882,459
Net gain (loss) on hedges of net investments in foreign operations - Hedging derivative instrument	2,532,847	(128,149)	(724,371)
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	1,624,979	(722,456)	(255,527)
Cash flow hedges	147	4,598	1,473
Foreign currency translation differences from unhedged foreign operations	1,331,620	(195,744)	(537,222)
Investments in associates and joint ventures	78,676	(1,074)	54,474
Unrealized gains (losses) on securities at FVOCI - Debt financial instruments	(1,641,704)	(988,501)	150,821
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(2,752,028)	532,019	(427,893)
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Effect of moving investment properties for own use	461	4,718	9,014
Unrealized (losses) gains on equity securities at FVOCI	(439,150)	(110,397)	193,880
Actuarial gains (losses) from defined benefit pension plans	95,819	61,665	(9,488)
Total other comprehensive income that will not be reclassified to profit or loss, before tax	(342,870)	(44,014)	193,406
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss [abstract]
Tax (expense) income - Effect of moving investment properties for own use, deferred	(1,146)	79	(765)
Tax (expense) income - Equity financial instruments, deferred	(36,462)	(19,376)	4,425
Tax (expense) income - Actuarial gains (losses) from defined benefit pension plans, deferred	(30,369)	(15,949)	1,516
Total tax (expense) income, deferred	(67,977)	(35,246)	5,176
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Effect of moving investment properties for own use	(685)	4,797	8,249
Unrealized gains (losses) on equity securities at FVOCI	(475,612)	(129,773)	198,305
Actuarial (losses) gains from defined benefit pension plans	65,450	45,716	(7,972)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(410,847)	(79,260)	198,582
Total other comprehensive income, before tax	(1,168,827)	(601,258)	(686,492)
Tax (expense) income	(955,530)	1,054,017	414,897
Current tax (expense) income	(1,038,518)		42,284
Deferred tax (expense) income		1,054,017	414,897
Other comprehensive income, net of taxes	$ (3,162,875)	$ 452,759	$ (229,311)